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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                   Investment Company Act file number 811-2213


                          Castle Convertible Fund, Inc.


               --------------------------------------------------
               (Exact name of registrant as specified in charter)



                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
             (Address of principal executive offices)     (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.  Schedule of Investments.



CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2006


Principal          Corporate Convertible
Amount               Bonds-51.9%                                                                                           VALUE
------                                                                                                                     -----
                   AEROSPACE & DEFENSE-2.0%
        $  750,000 AAR Corporation, 1.75%, 2/1/26(a)                                                                    $   761,250
           500,000 L-3 Communications Holdings, 3.00%, 8/1/35(a)                                                            491,250
                                                                                                                        -----------
                                                                                                                          1,252,500
                                                                                                                        -----------

                   BIOTECHNOLOGY-2.0%
           250,000 Cubist Pharmaceuticals, Inc., 2.25%, 6/15/13                                                             251,250
           500,000 Protein Design Labs, 2.00%, 2/15/12(a)                                                                   501,875
           500,000 Protein Design Labs,   2.75%, 8/16/23                                                                    542,500
                                                                                                                        -----------
                                                                                                                          1,295,625
                                                                                                                        -----------

                   BUSINESS SERVICES-1.7%
         1,000,000 Quanta Services Inc., 3.75%, 4/30/26(a)                                                                1,013,750
                                                                                                                        -----------

                   COMMUNICATION EQUIPMENT-1.3%
           850,000 Adaptec, Inc.* Cv. Sub Notes, 3.00%, 3/5/07                                                              804,312
                                                                                                                        -----------

                   COMPUTERS & PERIPHERALS-.4%
           250,000 SanDisk Corporation, 1.00%, 5/15/13                                                                      218,750
                                                                                                                        -----------

                   CONSUMER FINANCE-1.5%
         1,000,000 CompuCredit Corporation, 5.875%, 11/30/35(a)                                                             927,500
                                                                                                                        -----------

                   CONSUMER PRODUCTS-.9%
           500,000 Ceradyne, Inc., 2.875%, 12/15/35                                                                         552,500
                                                                                                                        -----------

                   DIVERSIFIED FINANCIAL SERVICES-1.5%
         1,000,000 Lehman Brothers Holdings Inc., 1.00%, 3/23/09                                                            947,200
                                                                                                                        -----------

                   DIVERSIFIED TELECOMMUNICATION SERVICES-5.4%
         1,500,000 Broadwing Corporation,  3.125%, 5/15/26(a)                                                             1,355,625
         2,000,000 Level 3 Communication Inc., 3.50%, 6/15/12(a)                                                          1,927,500
                                                                                                                        -----------
                                                                                                                          3,283,125
                                                                                                                        -----------

                   ENERGY EQUIPMENT & SERVICES-3.2%
           750,000 Maverick Tube Corp., Cv. Sub Notes, 1.875%, 11/15/25(a)                                                1,246,875
           550,000 Pride International Inc., 3.25%, 5/1/33(a)                                                               709,500
                                                                                                                        -----------
                                                                                                                          1,956,375
                                                                                                                        -----------

                   HEALTH CARE-.8%
           500,000 Apria Healthcare Group Inc., Cv. Senior Note, 3.375%, 9/1/33(a)                                          476,250
                                                                                                                        -----------

                   HEALTH CARE EQUIPMENT & SUPPLIES-1.7%
         1,000,000 Nektar Therapeutics, 3.25%, 9/28/12(a)                                                                 1,001,250
                                                                                                                        -----------

                   HEALTH CARE PROVIDERS & SERVICES-3.1%
         1,000,000 Health Management Associates, 1.50%, 8/1/23                                                            1,011,250
           500,000 Manor Care, Inc., 2.00%, 6/1/36(a)                                                                       546,250
           250,000 Manor Care, Inc., 2.125%, 8/1/35                                                                         295,313
                                                                                                                        -----------
                                                                                                                          1,852,813
                                                                                                                        -----------

                   MACHINERY-2.4%
         1,500,000 Trinity Industries, Inc., 3.875%, 6/1/036                                                              1,462,500
                                                                                                                        -----------

                   MACHINERY - OIL WELL EQUIPMENT & SERVICES-.8%
           500,000 Nabors Industries Inc.,  0.94%, 5/15/11(a)                                                               503,125
                                                                                                                        -----------

                   MANUFACTURING-1.7%
         1,000,000 Millipore Corporation,  3.75%, 6/1/26(a)                                                               1,003,750
                                                                                                                        -----------

                   MEDIA-3.9%
         1,350,000 Liberty Media Corporation Senior Exch Deb., 3.50%, 1/15/31                                             1,373,625
           725,000 Regal Entertainment Group Cv. Note, 3.75%, 5/15/08                                                       970,594
                                                                                                                        -----------
                                                                                                                          2,344,219
                                                                                                                        -----------

                   MEDICAL DEVICES-.9%
           500,000 Advanced Medical Optics, 3.25%, 8/1/26(a)                                                                531,875
                                                                                                                        -----------

                   PHARMACEUTICALS-3.0%
         1,000,000 New River Pharmaceuticals, 3.50%, 8/1/13(a)                                                              943,750
         1,000,000 Watson Pharmaceuticals, 1.75%, 3/15/23                                                                   882,500
                                                                                                                        -----------
                                                                                                                          1,826,250
                                                                                                                        -----------

                   REAL ESTATE-2.0%
         1,000,000 Vornado Realty L.P., 3.875%, 4/15/25                                                                   1,206,250
                                                                                                                        -----------

                   SCIENTIFIC EQUIPMENT & SUPPLIERS-1.7%
         1,000,000 FEI Company, 2.875%, 6/1/13(a)                                                                         1,023,750
                                                                                                                        -----------


                   SEMICONDUCTORS-1.5%
           500,000 Amkor Technology, Inc., 2.50%, 5/15/11                                                                   402,500
           500,000 Vishay Intertechnology, 3.625%, 8/1/23                                                                   500,625
                                                                                                                        -----------
                                                                                                                            903,125
                                                                                                                        -----------

                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.3%
         1,000,000 LSI Logic Corporation, 4.00%, 5/16/10                                                                  1,006,250
         1,000,000 Spansion Inc., 2.25%, 6/15/16(a)                                                                         982,500
                                                                                                                        -----------
                                                                                                                          1,988,750
                                                                                                                        -----------

                   SPECIALTY RETAIL-.9%
           500,000 Casual Male Retail Group, Inc., 5.00%, 1/1/24                                                            565,625
                                                                                                                        -----------

                   SOFTWARE-.9%
           550,000 BEA Systems, Inc., Cv. Sub. Note, 4.00%, 12/15/06                                                        547,250
                                                                                                                        -----------

                   TRANSPORTATION EQUIPMENT-1.5%
         1,000,000 Greenbrier Company Inc., 2.375%, 5/15/26(a)                                                              911,250
                                                                                                                        -----------

                   WIRELESS TELECOMMUNICATION SERVICES-1.8%
         1,100,000 Nextel Communications, Inc. Cv. Senior Notes, 5.25%, 1/15/10                                           1,084,875
                                                                                                                        -----------


                   Total Corporate Convertible
                    Bonds(Cost $30,707,947)                                                                              31,484,544
                                                                                                                        -----------

                   Corporate Bonds-4.2%

                   BIOTECHNOLOGY-.8%
           500,000 Gilead Sciences, Inc., 0.625%, 5/1/13                                                                    500,000
                                                                                                                        -----------

                   COMMUNICATION TECHNOLOGY-1.7%
         1,100,000 Dobson Communications Corp., 1.50%, 10/1/25(a)                                                         1,049,125
                                                                                                                        -----------

                   HEALTH CARE EQUIPMENT & SUPPLIES-1.7%
         1,000,000 Medtronic, Inc., 1.625%, 4/15/13(a)                                                                    1,013,750
                                                                                                                        -----------


                   Total Corporate
                    Bonds ($2,613,750)                                                                                    2,562,875
                                                                                                                        -----------

SHARES             Preferred Stocks-3.6%
------

                   CAPITAL MARKETS-1.0%
            25,000 The Goldman Sachs Group, Inc. 6.20%, Pfd, Series B                                                       622,750
                                                                                                                        -----------

                   COMMERCIAL BANKS-1.4%
            20,000 U.S. Bancorp Series B, Floating Rate                                                                     516,000
            12,900 Wells Fargo Capital Trust IV 7%, 9/1/31                                                                  325,596
                                                                                                                        -----------
                                                                                                                            841,596
                                                                                                                        -----------

                   DIVERSIFIED FINANCIAL SERVICES-.4%
             5,000 Freddie Mac, 7/17/11                                                                                     254,500
                                                                                                                        -----------

                   REAL ESTATE-.8%
            20,000 Public Storage Inc. 7.25% Pfd.                                                                           503,600
                                                                                                                        -----------

                   Total Preferred Stocks
                    (Cost $2,198,005)                                                                                     2,222,446
                                                                                                                        -----------

                   Convertible Preferred Securities-18.0%

                   CAPITAL MARKETS-2.0%
            13,800 Credit Suisse (USA) Inc. 7.20%, 3/23/07                                                                1,022,856
             5,000 Merrill Lynch & Co., Inc., 6.75%, 10/15/07                                                               210,300
                                                                                                                        -----------
                                                                                                                          1,233,156
                                                                                                                        -----------

                   DIVERSIFIED FINANCIAL SERVICES-3.9%
            40,000 Citigroup Funding, Inc. Variable Rate, 9/27/05 Series GNW                                              1,300,000
            40,000 Lehman Brothers Holdings Inc., Conv. Pfd 6.25%                                                         1,050,000
                                                                                                                        -----------
                                                                                                                          2,350,000
                                                                                                                        -----------

                   ELECTRIC UTILITIES-.4%
             5,000 Entergy Corporation 7.625%, 2/17/09                                                                      261,875
                                                                                                                        -----------

                   INSURANCE-4.9%
             2,000 Alleghany Corporation 5.75%, 6/15/09                                                                     554,750
            40,000 MetLife Inc. 6.375%                                                                                    1,110,000
            20,000 Platinum Underwriters Holdings Ltd. 6.00%, 2/15/09 Series A                                              570,000
            21,000 The Chubb Corporation 7.00%, Equity Units                                                                745,500
                                                                                                                        -----------
                                                                                                                          2,980,250
                                                                                                                        -----------

                   MEDIA-1.7%
            25,000 Comcast Holdings Corp. 2.0%, Exch. Sub. Deb., 10/15/29                                                   998,250
                                                                                                                        -----------

                   OIL & GAS-3.2%
             7,000 Chesapeake Energy Corporation, 4.50%                                                                     687,750
            20,000 Goodrich Petroleum Corporation 5.375%(a)                                                               1,260,000
                                                                                                                        -----------
                                                                                                                          1,947,750
                                                                                                                        -----------

                   THRIFTS & MORTGAGE FINANCE-1.1%
            11,700 Washington Mutual, Inc. Capital Trust 2001 Red Eq. Sec.                                                  653,796
                                                                                                                        -----------

                   UTILITIES-.8%
             5,000 Southern California Edison Company 6.00%                                                                 473,150
                                                                                                                        -----------

                   Total Convertible Preferred
                    Securities (Cost $9,993,351)                                                                         10,898,227
                                                                                                                       ------------

                   Mandatory Convertible
                    Securities-6.0%

                   HEALTH CARE PROVIDERS & SERVICES-2.0%
            20,000 Omnicare Capital Trust I 4.00% 06/15/33(b)                                                             1,255,000
                                                                                                                       ------------

                   INSURANCE-.9%
            20,000 IPC Holdings, Ltd. 7.25% 11/15/08(b)                                                                     547,500
                                                                                                                       ------------

                   OIL & GAS-2.2%
            10,000 Hess Corp., 7.00%, 12/01/06 Peps(b)                                                                    1,330,000
                                                                                                                        -----------

                   PHARMACEUTICALS-.9%
            10,000 Schering-Plough Corporation Peps 6.00%, 9/14/07(b)                                                       532,500
                                                                                                                       ------------

                   Total Mandatory Convertible Securities
                    (Cost $2,663,115)                                                                                     3,665,000
                                                                                                                       ------------


                   Common Stocks-16.2%

                   CAPITAL MARKETS-1.1%
            15,000 J.P. Morgan Chase & Co.                                                                                  684,300
                                                                                                                       ------------

                   COMMERCIAL BANKS-1.3%
            15,000 Bank of America Corporation                                                                              772,950
                                                                                                                       ------------

                   DIVERSIFIED FINANCIAL SERVICES-1.4%
            17,500 Citigroup Inc.                                                                                           845,425
                                                                                                                       ------------

                   ELECTRIC UTILITIES-5.5%
            14,000 Entergy Corporation                                                                                    1,079,400
            35,000 TXU Corp.                                                                                              2,248,050
                                                                                                                       ------------
                                                                                                                          3,327,450
                                                                                                                       ------------

                   HOTELS, RESTAURANTS & LEISURE-.5%
             6,215 Starwood Hotels & Resorts WorldWide, Inc.                                                                326,785
                                                                                                                       ------------

                   OIL & GAS-2.9%
            10,000 ConocoPhillips                                                                                           686,400
            15,000 Royal Dutch Shell, PLC                                                                                 1,062,000
                                                                                                                       ------------
                                                                                                                          1,748,400
                                                                                                                       ------------

                   PHARMACEUTICALS-1.2%
            13,000 GlaxoSmithKline PLC#                                                                                     719,290
                                                                                                                       ------------

                   RETAIL-.7%
            15,000 Inergy, L.P.                                                                                             405,900
                                                                                                                       ------------

                   UTILITIES-1.6%
            22,572 FPL Group, Inc.                                                                                          973,756
                                                                                                                       ------------

                   Total Common Stocks
                    (Cost $5,902,964)                                                                                     9,804,256
                                                                                                                       ------------


Total Investments
  (Cost $54,079,132)                                                                               99.9%                 60,637,348

Other Assets in Excess of Liabilities                                                                0.1                     39,179
                                                                                                     ---                -----------

Net Assets                                                                                        100.0%                $60,676,527
                                                                                              =====================================

Net Asset Value Per Share                                                                                                    $27.14
                                                                                                        ===========================


 #     American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold only to qualified institutional buyers. These securities are deemed to be liquid and represent 31.2% of net assets of the Fund.

(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

(c) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,079,132 amounted to $6,558,216 which consisted of aggregate gross unrealized appreciation of $7,780,366 and aggregate gross unrealized depreciation of $1,222,150.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.



By /s/ Daniel C. Chung


Daniel C. Chung

President

Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Daniel C. Chung


Daniel C. Chung

President

Date: September 26, 2006



By /s/ Frederick A. Blum


Frederick A. Blum

Treasurer

Date: September 26, 2006